Other expenses (Tables)	6 Months Ended
Jun. 30, 2025
Other Expenses
Schedule of other expenses

	For the six months ended June 30,
	2024	2025	2025
	S$’000	S$’000	US$’000

Information technology expenses	684	726	571
Legal and professional fees	2,313	2,118	1,665
Marketing and advertising	1,374	1,546	1,216
Rental	3	4	3
Others	381	266	209
	4,755	4,660	3,664